Annual Fund Operating Expenses - Pacer ActiveAlpha India Quality ETF - Pacer ActiveAlpha India Quality ETF Class	Dec. 22, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.88%

[1]	Estimated for the current fiscal year